INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets, gross	¥ 967,882	¥ 553,322
Less: accumulated amortization	(182,560)	(158,694)
Intangible assets, net	785,322	394,628
Amortization of intangible assets	68,688	58,312	¥ 52,974
Estimated future amortization expense
2021	114,844
2022	114,844
2023	113,302
2024	106,443
2025	92,131
Thereafter	243,758
Customer relationships
Intangible assets
Intangible assets, gross	952,100	547,322
Licenses
Intangible assets
Intangible assets, gross	¥ 15,782	¥ 6,000